GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS

6. GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying value of Goodwill are as follows (in thousands):

	UFC (1)	WWE (3)	IMG	Corporate and Other	Total
Balance — December 31, 2022	$2,602,639	$—	745,590	39,780	$3,388,009
Acquisitions	—	5,063,774	—	—	5,063,774
Impairment	—	—	(7,544)	—	(7,544)
Foreign currency translation and other	—	72	89	—	161
Balance — December 31, 2023 (2)	2,602,639	5,063,846	738,135	39,780	8,444,400
Acquisitions	—	(707)	—	—	(707)
Foreign exchange	—	(1,559)	(141)	—	(1,700)
Balance — December 31, 2024 (2)	$2,602,639	$5,061,580	$737,994	$39,780	$8,441,993
(1)
Reflects goodwill resulting from the Company’s election to apply pushdown accounting to reflect EGH’s new basis of accounting in the UFC’s assets and liabilities, including goodwill, which occurred during 2016.
(2)
Net of accumulated impairment losses of $116.1 million as of December 31, 2024 and 2023.
(3)
Reflects goodwill resulting from the Transactions. See Note 4, Acquisition of WWE, for further information.

There were no dispositions of goodwill during the years ended December 31, 2024 and 2023.

Intangible Assets, net

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2024 (in thousands):

	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	$3,011,169	$(489,148)	$2,522,021
Customer relationships	1,630,070	(792,389)	837,681
Internally developed technology	9,505	(6,000)	3,505
Other (1)	156,493	(70,366)	86,127
	$4,807,237	$(1,357,903)	$3,449,334
Indefinite-lived:
Trademarks and trade names	$181,649	$—	$181,649
Owned events	18,920	—	18,920
Total intangible assets	$5,007,806	$(1,357,903)	$3,649,903

(1) Other intangible assets as of December 31, 2024 primarily consisted of talent roster, internally developed software and content library assets acquired through the business combination with WWE in September 2023. See Note 4, Acquisition of WWE, for further information.

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2023 (in thousands):

	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	$3,010,938	$(356,194)	$2,654,744
Customer relationships	1,630,962	(623,878)	1,007,084
Internally developed technology	9,505	(4,852)	4,653
Other (1)	153,280	(32,328)	120,952
	$4,804,685	$(1,017,252)	$3,787,433
Indefinite-lived:
Trademarks and trade names	$182,979	$—	$182,979
Owned events	19,218	—	19,218
Total intangible assets	$5,006,882	$(1,017,252)	$3,989,630

(1) Other intangible assets as of December 31, 2023 primarily consisted of talent roster, internally developed software and content library assets acquired through the business combination with WWE in September 2023. See Note 4, Acquisition of WWE, for further information.

Amortization of intangible assets was $341.9 million, $168.7 million, and $105.4 million during the years ended December 31, 2024, 2023 and 2022, respectively, which is recognized within depreciation and amortization in the combined statements of operations.

Estimated annual intangible amortization, including amortization of intangible assets acquired in the Transactions, for the next five years and thereafter is as follows (in thousands):

Total
2025	$279,261
2026	267,586
2027	232,874
2028	214,904
2029	214,034
Thereafter	2,240,675
Total remaining amortization	$3,449,334

Annual Impairment Assessments

During the years ended December 31, 2024, 2023 and 2022, the Company completed its annual impairment review of goodwill and intangibles. For the year ended December 31, 2023, the Company recorded total non-cash impairment charges of $7.5 million for goodwill and $14.0 million for trade names driven by lower projections. These impairment charges are included as impairment charges within the Company’s combined statements of operations. The Company’s fair value of goodwill was determined by Endeavor Group Holdings, Inc.’s assessment based on discounted cash flows using an applicable discount rate for the reporting units containing the Acquired Businesses. Intangible assets were valued based on a relief from royalty method or an excess earnings method. The Company did not record any impairment charges related to such reviews during the years ended December 31, 2024, or 2022.